United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2025

Date of reporting period: April 30, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 80.52%
U.S. Treasury Obligations - 80.52%
U.S. Treasury Bills,
5.341%, Due 5/23/2024A	$5,500,000	$5,482,253
5.273%, Due 6/13/2024A	5,850,000	5,813,126
5.318%, Due 7/11/2024A	5,600,000	5,541,906
5.261%, Due 7/18/2024A	5,700,000	5,635,070
5.298%, Due 8/8/2024A	6,600,000	6,504,930
5.330%, Due 8/15/2024A	1,100,000	1,083,106

Total Short Term Investments (Cost $30,068,056)		30,060,391

TOTAL INVESTMENTS - 80.52% (Cost $30,068,056)		30,060,391
OTHER ASSETS, NET OF LIABILITIES - 19.48%		7,271,870

TOTAL NET ASSETS - 100.00%		$37,332,261

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Long Futures Contracts Open on April 30, 2024:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	39	July 2024	$4,267,131	$4,450,388	$183,257
COMEX Gold 100 Troy Ounces FuturesA	47	June 2024	10,393,473	10,823,630	430,157
COMEX Silver FuturesA	30	July 2024	4,231,503	3,998,100	(233,403)
ICE Brent Crude Oil FuturesA	53	May 2024	4,601,349	4,575,490	(25,859)
NYMEX Light Sweet Crude Oil FuturesA	53	May 2024	4,481,785	4,342,290	(139,495)

			$27,975,241	$28,189,898	$214,657

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index Futures	9	June 2024	$3,308,595	$3,162,825	$(145,770)
CME E-Mini Russell 2000 Index Futures	1	June 2024	104,677	99,280	(5,397)
CME E-Mini Standard & Poor’s 500 Index Futures	34	June 2024	8,841,405	8,613,900	(227,505)
Eurex DAX Index Futures	13	June 2024	6,314,725	6,276,073	(38,652)
Eurex EURO STOXX 50 Index Futures	112	June 2024	5,859,485	5,853,211	(6,274)
ICE FTSE 100 Index Futures	56	June 2024	5,529,405	5,708,895	179,490
TSE TOPIX Index Futures	19	June 2024	3,264,230	3,309,323	45,093

			$33,222,522	$33,023,507	$(199,015)

Short Futures Contracts Open on April 30, 2024:

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	135	June 2024	$(14,400,063)	$(14,140,195)	$259,868
CBOT 10 Year U.S. Treasury Notes Futures	125	June 2024	(13,745,068)	(13,429,688)	315,380

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Short Futures Contracts Open on April 30, 2024 (continued):

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	46	June 2024	$(5,392,593)	$(5,235,375)	$157,218
CBOT Ultra Long Term U.S. Treasury Bond Futures	29	June 2024	(3,629,405)	(3,467,313)	162,092
Eurex 5 Year Euro BOBL Futures	140	June 2024	(17,579,062)	(17,395,582)	183,480
Eurex 10 Year Euro BUND Futures	81	June 2024	(11,369,322)	(11,244,537)	124,785
ICE Long Gilt Futures	32	June 2024	(3,877,235)	(3,829,821)	47,414

			$(69,992,748)	$(68,742,511)	$1,250,237

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Forward Foreign Currency Contracts Open on April 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	146,153	CAD	145,280	5/1/2024	HUB	$873	$—	$873
AUD	64,780	USD	65,028	5/2/2024	HUB	—	(248)	(248)
AUD	64,780	USD	64,891	5/2/2024	HUB	—	(111)	(111)
USD	191,036	JPY	190,216	5/2/2024	HUB	820	—	820
USD	130,148	AUD	129,560	5/2/2024	HUB	588	—	588
USD	62,591	GBP	62,477	5/2/2024	HUB	114	—	114
USD	59,283	NZD	58,925	5/2/2024	HUB	358	—	358
USD	214,162	EUR	213,440	5/3/2024	HUB	722	—	722
CAD	72,647	USD	74,151	5/7/2024	HUB	—	(1,504)	(1,504)
CAD	72,647	USD	74,147	5/7/2024	HUB	—	(1,500)	(1,500)
CAD	72,647	USD	74,319	5/7/2024	HUB	—	(1,672)	(1,672)
CAD	72,647	USD	74,300	5/7/2024	HUB	—	(1,653)	(1,653)
CAD	72,647	USD	74,336	5/7/2024	HUB	—	(1,689)	(1,689)
CAD	72,647	USD	74,254	5/7/2024	HUB	—	(1,607)	(1,607)
CAD	72,647	USD	74,330	5/7/2024	HUB	—	(1,683)	(1,683)
CAD	72,647	USD	73,014	5/7/2024	HUB	—	(367)	(367)
CAD	72,647	USD	73,008	5/7/2024	HUB	—	(361)	(361)
CAD	72,647	USD	73,029	5/7/2024	HUB	—	(382)	(382)
CAD	72,647	USD	73,027	5/7/2024	HUB	—	(380)	(380)
CAD	72,647	USD	73,044	5/7/2024	HUB	—	(397)	(397)
USD	4,493,815	CAD	4,431,477	5/7/2024	HUB	62,338	—	62,338
USD	1,018,907	CAD	1,017,060	5/7/2024	HUB	1,847	—	1,847
USD	1,014,164	CAD	1,017,060	5/7/2024	HUB	—	(2,896)	(2,896)
USD	940,937	CAD	944,413	5/7/2024	HUB	—	(3,476)	(3,476)
USD	798,781	CAD	799,119	5/7/2024	HUB	—	(338)	(338)
USD	730,982	CAD	726,472	5/7/2024	HUB	4,510	—	4,510
USD	368,258	CAD	363,236	5/7/2024	HUB	5,022	—	5,022
USD	362,999	CAD	363,236	5/7/2024	HUB	—	(237)	(237)
USD	363,944	CAD	363,236	5/7/2024	HUB	708	—	708
USD	365,123	CAD	363,236	5/7/2024	HUB	1,887	—	1,887
USD	368,093	CAD	363,236	5/7/2024	HUB	4,857	—	4,857
USD	220,781	CAD	217,941	5/7/2024	HUB	2,840	—	2,840
USD	221,110	CAD	217,941	5/7/2024	HUB	3,169	—	3,169
USD	147,451	CAD	145,294	5/7/2024	HUB	2,157	—	2,157
USD	147,488	CAD	145,294	5/7/2024	HUB	2,194	—	2,194
USD	146,008	CAD	145,294	5/7/2024	HUB	714	—	714
USD	146,450	CAD	145,294	5/7/2024	HUB	1,156	—	1,156
USD	148,149	CAD	145,294	5/7/2024	HUB	2,855	—	2,855

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	147,307	CAD	145,294	5/7/2024	HUB	$2,013	$—	$2,013
USD	73,960	CAD	72,647	5/7/2024	HUB	1,313	—	1,313
USD	73,710	CAD	72,647	5/7/2024	HUB	1,063	—	1,063
AUD	64,792	USD	65,707	5/8/2024	HUB	—	(915)	(915)
AUD	64,792	USD	65,699	5/8/2024	HUB	—	(907)	(907)
AUD	64,792	USD	65,359	5/8/2024	HUB	—	(567)	(567)
AUD	64,792	USD	65,232	5/8/2024	HUB	—	(440)	(440)
AUD	64,792	USD	66,134	5/8/2024	HUB	—	(1,342)	(1,342)
AUD	64,792	USD	66,163	5/8/2024	HUB	—	(1,371)	(1,371)
AUD	64,792	USD	66,050	5/8/2024	HUB	—	(1,258)	(1,258)
AUD	64,792	USD	66,281	5/8/2024	HUB	—	(1,489)	(1,489)
AUD	64,792	USD	66,341	5/8/2024	HUB	—	(1,549)	(1,549)
AUD	64,792	USD	66,301	5/8/2024	HUB	—	(1,509)	(1,509)
AUD	64,792	USD	66,272	5/8/2024	HUB	—	(1,480)	(1,480)
AUD	64,792	USD	66,257	5/8/2024	HUB	—	(1,465)	(1,465)
AUD	64,792	USD	66,270	5/8/2024	HUB	—	(1,478)	(1,478)
AUD	64,792	USD	66,299	5/8/2024	HUB	—	(1,507)	(1,507)
AUD	64,792	USD	66,320	5/8/2024	HUB	—	(1,528)	(1,528)
AUD	64,792	USD	65,247	5/8/2024	HUB	—	(455)	(455)
AUD	64,792	USD	64,548	5/8/2024	HUB	244	—	244
AUD	64,792	USD	64,593	5/8/2024	HUB	199	—	199
AUD	64,792	USD	65,498	5/8/2024	HUB	—	(706)	(706)
AUD	129,583	USD	130,951	5/8/2024	HUB	—	(1,368)	(1,368)
USD	5,922,161	AUD	5,831,250	5/8/2024	HUB	90,911	—	90,911
USD	968,373	AUD	971,875	5/8/2024	HUB	—	(3,502)	(3,502)
USD	521,657	AUD	518,333	5/8/2024	HUB	3,324	—	3,324
USD	512,713	AUD	518,333	5/8/2024	HUB	—	(5,620)	(5,620)
USD	514,824	AUD	518,333	5/8/2024	HUB	—	(3,509)	(3,509)
USD	323,126	AUD	323,958	5/8/2024	HUB	—	(832)	(832)
USD	259,934	AUD	259,167	5/8/2024	HUB	767	—	767
USD	257,013	AUD	259,167	5/8/2024	HUB	—	(2,154)	(2,154)
USD	197,150	AUD	194,375	5/8/2024	HUB	2,775	—	2,775
USD	196,047	AUD	194,375	5/8/2024	HUB	1,672	—	1,672
EUR	594,585	USD	597,282	5/16/2024	HUB	—	(2,697)	(2,697)
USD	1,375,499	EUR	1,378,356	5/16/2024	HUB	—	(2,857)	(2,857)
USD	348,376	GBP	353,647	5/16/2024	HUB	—	(5,271)	(5,271)
USD	346,070	EUR	345,950	5/16/2024	HUB	120	—	120
EUR	106,801	USD	109,780	5/22/2024	HUB	—	(2,979)	(2,979)
EUR	106,801	USD	109,767	5/22/2024	HUB	—	(2,966)	(2,966)
EUR	106,801	USD	109,875	5/22/2024	HUB	—	(3,074)	(3,074)
EUR	106,801	USD	109,789	5/22/2024	HUB	—	(2,988)	(2,988)
EUR	106,801	USD	109,786	5/22/2024	HUB	—	(2,985)	(2,985)
EUR	106,801	USD	109,867	5/22/2024	HUB	—	(3,066)	(3,066)
EUR	106,801	USD	109,696	5/22/2024	HUB	—	(2,895)	(2,895)
EUR	106,801	USD	109,797	5/22/2024	HUB	—	(2,996)	(2,996)
EUR	106,801	USD	109,750	5/22/2024	HUB	—	(2,949)	(2,949)
EUR	106,801	USD	108,899	5/22/2024	HUB	—	(2,098)	(2,098)
EUR	106,800	USD	108,990	5/22/2024	HUB	—	(2,190)	(2,190)
EUR	106,800	USD	108,875	5/22/2024	HUB	—	(2,075)	(2,075)
EUR	106,800	USD	108,783	5/22/2024	HUB	—	(1,983)	(1,983)
EUR	106,800	USD	109,060	5/22/2024	HUB	—	(2,260)	(2,260)
EUR	106,800	USD	109,366	5/22/2024	HUB	—	(2,566)	(2,566)
EUR	106,800	USD	109,104	5/22/2024	HUB	—	(2,304)	(2,304)
EUR	106,800	USD	109,214	5/22/2024	HUB	—	(2,414)	(2,414)
EUR	106,800	USD	109,381	5/22/2024	HUB	—	(2,581)	(2,581)
EUR	106,800	USD	109,299	5/22/2024	HUB	—	(2,499)	(2,499)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	106,800	USD	109,318	5/22/2024	HUB	$—	$(2,518)	$(2,518)
EUR	106,800	USD	109,259	5/22/2024	HUB	—	(2,459)	(2,459)
EUR	106,800	USD	109,273	5/22/2024	HUB	—	(2,473)	(2,473)
EUR	106,800	USD	109,039	5/22/2024	HUB	—	(2,239)	(2,239)
EUR	106,800	USD	109,517	5/22/2024	HUB	—	(2,717)	(2,717)
EUR	106,800	USD	109,698	5/22/2024	HUB	—	(2,898)	(2,898)
EUR	106,800	USD	109,795	5/22/2024	HUB	—	(2,995)	(2,995)
EUR	106,800	USD	109,801	5/22/2024	HUB	—	(3,001)	(3,001)
EUR	106,800	USD	109,693	5/22/2024	HUB	—	(2,893)	(2,893)
EUR	106,800	USD	109,641	5/22/2024	HUB	—	(2,841)	(2,841)
EUR	106,800	USD	109,665	5/22/2024	HUB	—	(2,865)	(2,865)
EUR	106,800	USD	108,865	5/22/2024	HUB	—	(2,065)	(2,065)
EUR	106,800	USD	109,505	5/22/2024	HUB	—	(2,705)	(2,705)
EUR	106,800	USD	109,521	5/22/2024	HUB	—	(2,721)	(2,721)
EUR	106,800	USD	109,673	5/22/2024	HUB	—	(2,873)	(2,873)
EUR	106,800	USD	109,640	5/22/2024	HUB	—	(2,840)	(2,840)
EUR	106,800	USD	109,606	5/22/2024	HUB	—	(2,806)	(2,806)
EUR	106,800	USD	109,652	5/22/2024	HUB	—	(2,852)	(2,852)
EUR	106,800	USD	109,663	5/22/2024	HUB	—	(2,863)	(2,863)
EUR	106,800	USD	109,589	5/22/2024	HUB	—	(2,789)	(2,789)
EUR	106,800	USD	109,738	5/22/2024	HUB	—	(2,938)	(2,938)
EUR	106,800	USD	109,606	5/22/2024	HUB	—	(2,806)	(2,806)
EUR	106,800	USD	109,681	5/22/2024	HUB	—	(2,881)	(2,881)
EUR	106,800	USD	109,852	5/22/2024	HUB	—	(3,052)	(3,052)
EUR	106,800	USD	109,698	5/22/2024	HUB	—	(2,898)	(2,898)
EUR	106,800	USD	109,748	5/22/2024	HUB	—	(2,948)	(2,948)
EUR	106,800	USD	109,696	5/22/2024	HUB	—	(2,896)	(2,896)
EUR	106,800	USD	109,671	5/22/2024	HUB	—	(2,871)	(2,871)
EUR	106,800	USD	108,644	5/22/2024	HUB	—	(1,844)	(1,844)
EUR	106,800	USD	106,815	5/22/2024	HUB	—	(15)	(15)
EUR	106,800	USD	106,767	5/22/2024	HUB	33	—	33
EUR	106,800	USD	109,758	5/22/2024	HUB	—	(2,958)	(2,958)
EUR	106,800	USD	109,736	5/22/2024	HUB	—	(2,936)	(2,936)
EUR	106,800	USD	109,725	5/22/2024	HUB	—	(2,925)	(2,925)
EUR	106,800	USD	109,727	5/22/2024	HUB	—	(2,927)	(2,927)
EUR	213,601	USD	218,886	5/22/2024	HUB	—	(5,285)	(5,285)
USD	10,014,384	EUR	9,825,640	5/22/2024	HUB	188,744	—	188,744
USD	1,827,595	EUR	1,815,607	5/22/2024	HUB	11,988	—	11,988
USD	1,489,244	EUR	1,495,206	5/22/2024	HUB	—	(5,962)	(5,962)
USD	1,380,973	EUR	1,388,406	5/22/2024	HUB	—	(7,433)	(7,433)
USD	1,294,623	EUR	1,281,605	5/22/2024	HUB	13,018	—	13,018
USD	1,281,595	EUR	1,281,605	5/22/2024	HUB	—	(10)	(10)
USD	541,845	EUR	534,002	5/22/2024	HUB	7,843	—	7,843
USD	542,718	EUR	534,002	5/22/2024	HUB	8,716	—	8,716
USD	532,709	EUR	534,002	5/22/2024	HUB	—	(1,293)	(1,293)
USD	533,301	EUR	534,002	5/22/2024	HUB	—	(701)	(701)
USD	533,461	EUR	534,002	5/22/2024	HUB	—	(541)	(541)
USD	322,091	EUR	320,401	5/22/2024	HUB	1,690	—	1,690
USD	216,916	EUR	213,601	5/22/2024	HUB	3,315	—	3,315
USD	217,475	EUR	213,601	5/22/2024	HUB	3,874	—	3,874
USD	214,237	EUR	213,601	5/22/2024	HUB	636	—	636
USD	108,903	EUR	106,800	5/22/2024	HUB	2,103	—	2,103
GBP	2,437,151	USD	2,445,767	6/13/2024	HUB	—	(8,616)	(8,616)
USD	741,540	GBP	749,893	6/13/2024	HUB	—	(8,353)	(8,353)
USD	685,786	GBP	687,402	6/13/2024	HUB	—	(1,616)	(1,616)
USD	622,651	GBP	624,910	6/13/2024	HUB	—	(2,259)	(2,259)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	618,878	GBP	624,910	6/13/2024	HUB	$—	$(6,032)	$(6,032)
USD	496,909	GBP	499,928	6/13/2024	HUB	—	(3,019)	(3,019)
USD	311,251	GBP	312,455	6/13/2024	HUB	—	(1,204)	(1,204)
USD	249,305	GBP	249,964	6/13/2024	HUB	—	(659)	(659)
USD	125,217	GBP	124,982	6/13/2024	HUB	235	—	235
USD	124,642	GBP	124,982	6/13/2024	HUB	—	(340)	(340)
USD	124,809	GBP	124,982	6/13/2024	HUB	—	(173)	(173)
USD	124,405	GBP	124,982	6/13/2024	HUB	—	(577)	(577)
USD	124,445	GBP	124,982	6/13/2024	HUB	—	(537)	(537)
USD	124,864	GBP	124,982	6/13/2024	HUB	—	(118)	(118)
USD	124,726	GBP	124,982	6/13/2024	HUB	—	(256)	(256)
USD	124,247	GBP	124,982	6/13/2024	HUB	—	(735)	(735)
USD	62,746	GBP	62,491	6/13/2024	HUB	255	—	255
USD	62,629	GBP	62,491	6/13/2024	HUB	138	—	138
USD	62,827	GBP	62,491	6/13/2024	HUB	336	—	336
USD	62,653	GBP	62,491	6/13/2024	HUB	162	—	162
USD	62,706	GBP	62,491	6/13/2024	HUB	215	—	215
USD	62,575	GBP	62,491	6/13/2024	HUB	84	—	84
USD	62,615	GBP	62,491	6/13/2024	HUB	124	—	124
USD	62,475	GBP	62,491	6/13/2024	HUB	—	(16)	(16)
USD	62,575	GBP	62,491	6/13/2024	HUB	84	—	84
USD	62,481	GBP	62,491	6/13/2024	HUB	—	(10)	(10)
USD	62,327	GBP	62,491	6/13/2024	HUB	—	(164)	(164)
USD	62,301	GBP	62,491	6/13/2024	HUB	—	(190)	(190)
USD	62,280	GBP	62,491	6/13/2024	HUB	—	(211)	(211)
USD	62,292	GBP	62,491	6/13/2024	HUB	—	(199)	(199)
USD	62,320	GBP	62,491	6/13/2024	HUB	—	(171)	(171)
USD	62,362	GBP	62,491	6/13/2024	HUB	—	(129)	(129)
USD	62,380	GBP	62,491	6/13/2024	HUB	—	(111)	(111)
USD	62,387	GBP	62,491	6/13/2024	HUB	—	(104)	(104)
USD	62,352	GBP	62,491	6/13/2024	HUB	—	(139)	(139)
USD	62,406	GBP	62,491	6/13/2024	HUB	—	(85)	(85)
USD	62,476	GBP	62,491	6/13/2024	HUB	—	(15)	(15)
USD	62,438	GBP	62,491	6/13/2024	HUB	—	(53)	(53)
USD	62,190	GBP	62,491	6/13/2024	HUB	—	(301)	(301)
USD	62,537	GBP	62,491	6/13/2024	HUB	46	—	46
USD	3,876,189	NZD	3,830,110	6/17/2024	HUB	46,079	—	46,079
JPY	511,020	USD	521,255	6/20/2024	HUB	—	(10,235)	(10,235)
USD	5,628,139	JPY	5,450,875	6/20/2024	HUB	177,264	—	177,264
USD	5,321,656	JPY	5,152,780	6/20/2024	HUB	168,876	—	168,876
USD	329,530	JPY	319,387	6/20/2024	HUB	10,143	—	10,143
USD	195,926	JPY	191,632	6/20/2024	HUB	4,294	—	4,294
USD	109,374	CHF	108,784	5/3/2024	NWM	590	—	590
CHF	108,955	USD	109,990	5/17/2024	NWM	—	(1,035)	(1,035)
USD	1,879,248	CHF	1,852,229	5/17/2024	NWM	27,019	—	27,019
USD	332,949	CHF	326,864	5/17/2024	NWM	6,085	—	6,085
USD	219,923	CHF	217,909	5/17/2024	NWM	2,014	—	2,014
USD	110,752	CHF	108,955	5/17/2024	NWM	1,797	—	1,797
USD	111,148	CHF	108,955	5/17/2024	NWM	2,193	—	2,193
USD	110,020	CHF	108,955	5/17/2024	NWM	1,065	—	1,065
USD	109,836	CHF	108,955	5/17/2024	NWM	881	—	881

						$896,069	$(278,340)	$617,729

*	All values denominated in USD.

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Glossary:

Counterparty Abbreviations:

HUB	HSBC Bank PLC
NWM	NatWest Markets PLC

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:

DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Russell 2000	U.S. Small-Cap Stock Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange
TSE	Tokyo Stock Exchange.

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
COMEX	The Commodity Exchange Inc.
GILT	Bank of England Bonds.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

AHL Trend ETF	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$30,060,391	$—	$30,060,391

Total Investments in Securities - Assets	$—	$30,060,391	$—	$30,060,391

Financial Derivative Instruments - Assets
Futures Contracts	$2,088,234	$—	$—	$2,088,234
Forward Foreign Currency Contracts	—	896,069	—	896,069

Total Financial Derivative Instruments - Assets	$2,088,234	$896,069	$—	$2,984,303

Financial Derivative Instruments - Liabilities
Futures Contracts-	$(822,355)	$—	$—	$(822,355)
Forward Foreign Currency Contracts	—	(278,340)	—	(278,340)

Total Financial Derivative Instruments - Liabilities	$(822,355)	$(278,340)	$—	$(1,100,695)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value
Australia - 2.19% (Cost $725,214)
Foreign Common Stocks - 2.19%
Glencore PLC	137,937	$806,124

Brazil - 3.79%
Foreign Common Stocks - 3.79%
Adecoagro SA	38,414	416,792
ERO Copper Corp.A	48,098	980,718

Total Foreign Common Stocks		1,397,510

Total Brazil (Cost $1,171,637)		1,397,510

Canada - 16.97%
Foreign Common Stocks - 16.97%
Capstone Copper Corp.A	248,147	1,717,823
Hudbay Minerals, Inc.	49,111	413,465
Ivanhoe Mines Ltd., Class AA	66,144	896,558
Methanex Corp.	26,304	1,260,225
NexGen Energy Ltd.A	52,490	399,974
Teck Resources Ltd., Class B	31,903	1,569,308

Total Foreign Common Stocks		6,257,353

Total Canada (Cost $5,087,568)		6,257,353

Chile - 1.07% (Cost $305,289)
Foreign Common Stocks - 1.07%
Lundin Mining Corp.	34,553	394,561

China/Hong Kong - 1.54% (Cost $454,829)
Foreign Common Stocks - 1.54%
China Hongqiao Group Ltd.	408,000	568,499

Germany - 2.68% (Cost $802,567)
Foreign Common Stocks - 2.68%
Siemens Energy AGA	47,913	986,863

Mexico - 2.09% (Cost $779,084)
Foreign Common Stocks - 2.09%
Cemex SAB de CV, ADRA	97,468	770,972

Monaco - 1.07% (Cost $375,350)
Foreign Common Stocks - 1.07%
Scorpio Tankers, Inc.	5,635	396,479

Norway - 0.75% (Cost $283,789)
Foreign Common Stocks - 0.75%
Frontline PLC	11,817	277,581

South Africa - 3.95% (Cost $1,100,439)
Foreign Common Stocks - 3.95%
Anglo American PLC	44,250	1,456,407

United Kingdom - 0.75% (Cost $279,078)
Foreign Common Stocks - 0.75%
Tate & Lyle PLC	33,673	278,499

United States - 58.85%
Common Stocks - 58.85%
Alcoa Corp.	40,636	1,427,949

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value
United States - 58.85% (continued)
Common Stocks - 58.85% (continued)
Antero Resources Corp.A	48,922	$1,663,837
Century Aluminum Co.A	49,063	851,243
Diamondback Energy, Inc.	5,537	1,113,657
EQT Corp.	16,286	652,906
First Solar, Inc.A	6,143	1,083,011
Fluence Energy, Inc.A	21,336	380,634
Freeport-McMoRan, Inc.	23,765	1,186,824
Ingredion, Inc.	8,574	982,495
Liberty Energy, Inc.	18,692	411,224
Martin Marietta Materials, Inc.	892	523,666
Occidental Petroleum Corp.	16,023	1,059,761
Ovintiv, Inc.	21,553	1,106,100
Permian Resources Corp.	92,757	1,553,680
Pilgrim’s Pride Corp.A	23,101	832,098
Primoris Services Corp.	5,917	275,732
Range Resources Corp.	29,894	1,073,494
Talos Energy, Inc.A	47,769	629,595
Targa Resources Corp.	12,446	1,419,591
Tidewater, Inc.A	4,459	409,559
Tronox Holdings PLC	67,778	1,151,548
Tyson Foods, Inc., Class A	8,588	520,862
Vulcan Materials Co.	1,644	423,544
Weatherford International PLCA	7,840	969,181

Total Common Stocks		21,702,191

Total United States (Cost $18,319,598)		21,702,191

Zambia - 1.10% (Cost $321,280)
Foreign Common Stocks - 1.10%
First Quantum Minerals Ltd.	31,851	404,428

TOTAL INVESTMENTS - 96.80% (Cost $30,005,722)		35,697,467
OTHER ASSETS, NET OF LIABILITIES - 3.20%		1,178,795

TOTAL NET ASSETS - 100.00%		$36,876,262

Percentages are stated as a percent of net assets.

A	Non-income producing security.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

GLG Natural Resources ETF	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$806,124	$—	$—	$806,124
Brazil	1,397,510	—	—	1,397,510
Canada	6,257,353	—	—	6,257,353
Chile	394,561	—	—	394,561
China/Hong Kong	568,499	—	—	568,499
Germany	986,863	—	—	986,863
Mexico	770,972	—	—	770,972
Monaco	396,479	—	—	396,479
Norway	277,581	—	—	277,581
South Africa	1,456,407	—	—	1,456,407
United Kingdom	278,499	—	—	278,499
Zambia	404,428	—	—	404,428
Common Stocks
United States	21,702,191	—	—	21,702,191

Total Investments in Securities - Assets	$35,697,467	$—	$—	$35,697,467

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding, which may differ from the Fund’s market price. Investors that purchase and sell the Fund in the secondary market will transact at market prices, which may be lower or higher than the NAV per share.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.